OMB APPROVAL
                                                 -------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:      December 31, 2006
                                                 Estimated average
                                                 burden hours per
                                                 response: ................ 22.8
                                                 -------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC (1)
Address: 888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/ Eamon Smith                New York, NY              February 14, 2006
--------------------        --------------------         -----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


(1)  Mr. Eric Semler is the managing member of TCS Capital Management, LLC.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   50
                                                 -----------

Form 13F Information Table Value Total:          $ 1,658,833
                                                 -----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                                Quarter Ended December 31, 2005


                                                                                                             VOTING AUTHORITY
                   TITLE                       VALUE        SHARES/                                       --------------------------
                   OF                          (X           PRN       SH/     PUT/  INVSTMT   OTHER
NAME OF ISSUER     CLASS        Cusip          $1000)       AMT       PRN     CALL  DISCRETN  MANAGERS    SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
24/7 Real          COM          901314203         367         50,000  SH            SOLE                     50,000
Media
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA            COM          011589108      52,739      2,833,900  SH            SOLE                  2,833,900
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL             COM          020039103      48,114        762,500  SH            SOLE                    762,500
CORP
------------------------------------------------------------------------------------------------------------------------------------
AMERICA            COM          029912201     111,156      4,101,679  SH            SOLE                  4,101,679
TOWER CORP
------------------------------------------------------------------------------------------------------------------------------------
aQUANTIVE CORP     COM          03839G105       5,452        216,000  SH            SOLE                    216,000
------------------------------------------------------------------------------------------------------------------------------------
AZTAR CORP         COM          054802103      31,949      1,051,300  SH            SOLE                  1,051,300
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION        COM          12686C109      13,624        580,486  SH            SOLE                    580,486
SYS CORP
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL            COM          G20045202     135,978      2,348,497  SH            SOLE                  2,348,497
EUROPEAN
MEDIA ENTRP
------------------------------------------------------------------------------------------------------------------------------------
CITADEL            COM          17285T106      41,612      3,096,150  SH            SOLE                  3,096,150
BROADCASTING CORP
------------------------------------------------------------------------------------------------------------------------------------
CONVERA CORP       COM          211919105       6,438        650,344  SH            SOLE                    650,344
------------------------------------------------------------------------------------------------------------------------------------
COX RADIO INC      COM          224051102      12,174        864,600  SH            SOLE                    864,600
------------------------------------------------------------------------------------------------------------------------------------
DIGITAS INC        COM          25388K104      20,440      1,632,617  SH            SOLE                  1,632,617
------------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMU-      COM          256069105      76,000     10,133,313  SH            SOLE                 10,133,313
NICATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMU-       COM          291525103      33,475      1,681,300  SH            SOLE                  1,681,300
NICATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC        COM          29444U502      38,021        932,800  SH            SOLE                    932,800
------------------------------------------------------------------------------------------------------------------------------------
FIRST AVENUE       COM          31865X106      11,900      2,279,639  SH            SOLE                  2,279,639
NETWORKS INC.
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA        COM          34415V109      43,950      1,301,465  SH            SOLE                  1,301,465
HOLDING LTD
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV         COM          36866W106       4,757      1,822,527  SH            SOLE                  1,822,527
GUIDE INTL INC
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC         COM          38259P508     125,910        303,500  SH            SOLE                    303,500
------------------------------------------------------------------------------------------------------------------------------------
GREENFIELD         COM          395150105       3,413        582,497  SH            SOLE                    582,497
ONLINE INC
------------------------------------------------------------------------------------------------------------------------------------
HOMESTORE INC      COM          437852106      46,717      9,160,213  SH            SOLE                  9,160,213
------------------------------------------------------------------------------------------------------------------------------------
IBASIS             COM          450732102       1,438        785,865  SH            SOLE                    785,865
------------------------------------------------------------------------------------------------------------------------------------
JAMDAT MOBILE      COM          47023T100      12,193        458,740  SH            SOLE                    458,740
INC
------------------------------------------------------------------------------------------------------------------------------------
LAMAR              COM          512815101       6,620        143,500  SH            SOLE                    143,500
ADVERTISING CO
------------------------------------------------------------------------------------------------------------------------------------
lEAP WIRELESS      COM          521863308      38,069      1,005,000  SH            SOLE                  1,005,000
INTERNATIONAL INC.
------------------------------------------------------------------------------------------------------------------------------------
MARVEL             COM          57383T103      19,124      1,167,536  SH            SOLE                  1,167,536
ENTERTAINMENT INC.
------------------------------------------------------------------------------------------------------------------------------------
MIVA INC           COM          55311R108       5,250      1,060,609  SH            SOLE                  1,060,609
------------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLD-     COM          611742107      38,100        933,365  SH            SOLE                    933,365
WIDE INC
------------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP       COM          619908304       9,358        447,743  SH            SOLE                    447,743
------------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC     COM          64116M108      41,447      3,361,484  SH            SOLE                  3,361,484
------------------------------------------------------------------------------------------------------------------------------------
NETFLIX COM INC    COM          64110L106      68,021      2,513,700  SH            SOLE                  2,513,700
------------------------------------------------------------------------------------------------------------------------------------
NEU STAR INC       COM          64126X201      30,886      1,013,000  SH            SOLE                  1,013,000
------------------------------------------------------------------------------------------------------------------------------------
ORASCOM            COM          68554W205      47,160        881,500  SH            SOLE                    881,500
TELECOM HOLDING
SAE
------------------------------------------------------------------------------------------------------------------------------------
PIXAR              COM          725811103      14,393        273,011  SH            SOLE                    273,011
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC.      COM          74157K101      10,220      6,347,812  SH            SOLE                  6,347,812
------------------------------------------------------------------------------------------------------------------------------------
RADIO ONE INC.     COM          75040P405      15,636      1,510,700  SH            SOLE                  1,510,700
------------------------------------------------------------------------------------------------------------------------------------
REGAL              COM          758766109       5,388        283,300  SH            SOLE                    283,300
ENTERTAINMENT GROUP
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN        COM          760975102      33,972        514,650  SH            SOLE                    514,650
MOTION LTD
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNI-       COM          78388J106      65,630      3,666,500  SH            SOLE                  3,666,500
CATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
SINA CORP          ORD          G81477104      19,289        798,400  SH            SOLE                    798,400
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE   COM          82966U103      35,098      5,238,500  SH            SOLE                  5,238,500
RADIO INC
------------------------------------------------------------------------------------------------------------------------------------
SOHU.COM INC       COM          83408W103       9,720        530,000  SH            SOLE                    530,000
------------------------------------------------------------------------------------------------------------------------------------
SPRINT             COM FON      852061100      59,568      2,550,000  SH            SOLE                  2,550,000
NEXTEL CORP
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES      COM          911684108      54,829      1,109,900  SH            SOLE                  1,109,900
CELLULAR CORP
------------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC     COM          92046N102      41,881      2,312,600  SH            SOLE                  2,312,600
------------------------------------------------------------------------------------------------------------------------------------
WARNER MUSIC       COM          934550104      35,046      1,818,700  SH            SOLE                  1,818,700
GROUP CORP
------------------------------------------------------------------------------------------------------------------------------------
WORLD SPACE INC    COM          981579105      22,704      1,564,691  SH            SOLE                  1,564,691
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE       COM          983759101      12,140        445,000  SH            SOLE                    445,000
RADIO HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC          COM          984332106      39,180      1,000,000  SH            SOLE                  1,000,000
------------------------------------------------------------------------------------------------------------------------------------
YOUNG BROAD-       COM          987434107       2,287        879,446  SH            SOLE                    879,446
CASTING INC
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 50 DATA RECORDS                   $1,658,833

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED